Feb. 28, 2025
Schwab International Dividend Equity ETF
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.08
Other expenses	None
Total annual fund operating expenses	0.08
(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103